Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 016
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
Brown-Forman Corporation Savings Plan for Collectively Bargained Employees
Plan #016 EIN #61-0143150
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Cost**	Current Value
Collective Trust Funds
JP Morgan Chase Bank, N.A.	SmartRetirement Passive Blend Income Fund		$428,466
JP Morgan Chase Bank, N.A.	SmartRetirement Passive Blend 2025 Fund		892,617
JP Morgan Chase Bank, N.A.	SmartRetirement Passive Blend 2030 Fund		2,174,449
JP Morgan Chase Bank, N.A.	SmartRetirement Passive Blend 2035 Fund		2,551,146
JP Morgan Chase Bank, N.A.	SmartRetirement Passive Blend 2040 Fund		1,895,397
JP Morgan Chase Bank, N.A.	SmartRetirement Passive Blend 2045 Fund		1,038,398
JP Morgan Chase Bank, N.A.	SmartRetirement Passive Blend 2050 Fund		1,420,030
JP Morgan Chase Bank, N.A.	SmartRetirement Passive Blend 2055 Fund		531,546
JP Morgan Chase Bank, N.A.	SmartRetirement Passive Blend 2060 Fund		459,910
Janus Henderson Investors	Enterprise Fund Class III		729,276
Vanguard Investments	Russell 1000 Growth Index		4,746,936

Pooled Separate Accounts
*Empower Annuity Insurance Company	Core Plus Bond PGIM Fund		859,388
*Empower Annuity Insurance Company	Mid Cap Value Robeco Boston Partners		439,574
*Empower Annuity Insurance Company	Putnam Stable Value Fund SA		1,145,440

Mutual Funds
American Funds	International Growth and Income Fund		995,795
American Funds	Washington Mutual R6		581,956
Fidelity Investments	Extended Market Index		1,235,934
Fidelity Investments	International Index		907,434
Fidelity Investments	500 Index		5,897,237
Vanguard Investments	Total Bond Market Index Adm		10,331

Other
*Brown-Forman Corporation	Class B common stock shares		2,062,728
*Notes receivable from participants	Loans, interest rates of 4.25% - 9.50%, various maturities through October 2030, net of deemed distributions of $158,940		461,511
			$31,465,499

*	Party-in-interest to the Plan
**	Cost data has been omitted for the assets listed in the above table as the assets were all participant directed.
See report of independent registered public accounting firm.